UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund:  iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares U.S. Consumer Focused ETF

IEDI | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$28,547,569
Number of Portfolio Holdings...
186
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
38.2%
Consumer Staples Distribution & Retail...
22.5
Hotels, Restaurants & Leisure...
13.7
Broadline Retail...
8.5
Textiles, Apparel & Luxury Goods...
3.1
Financial Services...
2.0
Commercial Services & Supplies...
1.6
Ground Transportation...
1.5
Entertainment...
1.4
Trading Companies & Distributors...
1.1
OtherFootnote Reference(b)...
6.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Home Depot, Inc. (The)...
10.6%
Walmart, Inc...
10.1
Costco Wholesale Corp...
7.7
Amazon.com, Inc...
7.7
TJX Cos., Inc. (The)...
6.1
Lowe's Cos., Inc...
5.8
O'Reilly Automotive, Inc...
3.2
Ross Stores, Inc...
2.8
Chipotle Mexican Grill, Inc...
1.9
Starbucks Corp...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Focused ETF

Semi-Annual Shareholder Report — January 31, 2026

IEDI-01/26-SAR

iShares U.S. Tech Independence Focused ETF

IETC | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$878,414,045
Number of Portfolio Holdings...
89
Portfolio Turnover Rate...
16%

What did the Fund invest in?

(as of January 31, 2026)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
32.4%
Semiconductors & Semiconductor Equipment...
26.8
Interactive Media & Services...
8.5
IT Services...
6.9
Broadline Retail...
4.5
Communications Equipment...
4.5
Technology Hardware, Storage & Peripherals...
4.2
Capital Markets...
4.0
Aerospace & Defense...
2.1
Professional Services...
1.5
OtherFootnote Reference(b)...
4.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
11.2%
Palantir Technologies, Inc., Class A...
10.5
NVIDIA Corp...
7.8
Microsoft Corp...
5.3
Oracle Corp...
4.7
Amazon.com, Inc...
4.5
Salesforce, Inc...
3.5
International Business Machines Corp...
3.3
Alphabet, Inc., Class A...
3.0
Meta Platforms, Inc., Class A...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Independence Focused ETF

Semi-Annual Shareholder Report — January 31, 2026

IETC-01/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
JANUARY 31, 2026
2026 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX Exchange
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX Exchange

Table of Contents
Page

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ........................ 110 $ 35,448
United Parcel Service, Inc. , Class B ........ 393 41,744
77,192
Beverages — 0.2%
Brown-Forman Corp. , Class B, NVS ........ 327 8,950
Constellation Brands, Inc. , Class A ......... 373 58,449
67,399
Broadline Retail — 8.4%
Amazon.com, Inc.
(a)
................... 9,105 2,178,827
eBay, Inc. .......................... 1,156 105,450
Kohl's Corp. ........................ 996 17,400
Macy's, Inc. ........................ 1,563 31,291
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 651 71,812
2,404,780
Building Products — 0.1%
Masco Corp. ........................ 301 19,893
Capital Markets — 0.6%
CBOE Global Markets, Inc. .............. 89 23,590
Robinhood Markets, Inc. , Class A
(a)
......... 1,416 140,864
164,454
Commercial Services & Supplies — 1.6%
Cintas Corp. ........................ 1,229 235,218
Copart, Inc.
(a)
....................... 2,561 103,925
RB Global, Inc. ...................... 252 28,620
Rollins, Inc. ......................... 1,181 74,805
442,568
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ................ 172 29,326
Consumer Staples Distribution & Retail — 22.3%
Albertsons Cos., Inc. , Class A ............ 2,062 34,332
BJ's Wholesale Club Holdings, Inc.
(a)
........ 923 85,322
Casey's General Stores, Inc. ............. 281 170,427
Costco Wholesale Corp. ................ 2,320 2,181,380
Dollar General Corp. .................. 1,901 272,661
Dollar Tree, Inc.
(a)
..................... 1,802 211,897
Kroger Co. (The) ..................... 3,662 230,157
Performance Food Group Co.
(a)
........... 614 58,606
Sprouts Farmers Market, Inc.
(a)
............ 168 11,913
Sysco Corp. ........................ 1,243 104,226
Target Corp. ........................ 415 43,770
US Foods Holding Corp.
(a)
............... 1,052 87,968
Walmart, Inc. ........................ 24,038 2,863,887
6,356,546
Distributors — 0.3%
Genuine Parts Co. .................... 398 55,318
Pool Corp. ......................... 113 28,712
84,030
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.
(a)
...... 202 18,711
Duolingo, Inc. , Class A
(a)
................ 122 16,355
H&R Block, Inc. ...................... 575 22,684
Service Corp. International .............. 638 51,315
Stride, Inc.
(a)
........................ 60 5,076
114,141
Entertainment — 1.4%
Cinemark Holdings, Inc. ................ 498 11,793
Electronic Arts, Inc. ................... 98 19,984
Security
Shares
Shares Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(a) (b)
......... 494 $ 71,852
Madison Square Garden Sports Corp.
(a)
...... 82 23,251
Netflix, Inc.
(a)
........................ 427 35,650
Take-Two Interactive Software, Inc.
(a)
........ 188 41,417
TKO Group Holdings, Inc. , Class A ......... 179 36,262
Walt Disney Co. (The) ................. 1,478 166,718
406,927
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)
............ 617 37,205
Block, Inc. , Class A
(a)
.................. 1,989 120,195
Corpay, Inc.
(a)
....................... 63 19,822
Fiserv, Inc.
(a)
........................ 454 28,933
Global Payments, Inc. ................. 81 5,811
PayPal Holdings, Inc. .................. 1,774 93,472
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 181 10,686
Toast, Inc. , Class A
(a)
.................. 500 15,555
Visa, Inc. , Class A .................... 697 224,316
555,995
Food Products — 0.5%
Conagra Brands, Inc. .................. 604 11,180
Flowers Foods, Inc. ................... 823 9,407
Freshpet, Inc.
(a)
...................... 261 18,192
J M Smucker Co. (The) ................. 184 19,294
Lamb Weston Holdings, Inc. ............. 182 8,359
Marzetti Co. (The) .................... 84 14,412
McCormick & Co., Inc. (Non-Voting) , NVS .... 399 24,670
Tyson Foods, Inc. , Class A .............. 741 48,410
153,924
Ground Transportation — 1.5%
Lyft, Inc. , Class A
(a)
.................... 1,455 24,546
Uber Technologies, Inc.
(a)
............... 4,675 374,234
U-Haul Holding Co. , NVS ............... 293 15,034
XPO, Inc.
(a)
......................... 119 17,625
431,439
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 47 20,075
Henry Schein, Inc.
(a)
................... 316 23,852
43,927
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 2,297 42,564
Ryman Hospitality Properties, Inc. ......... 212 20,076
62,640
Hotels, Restaurants & Leisure — 13.6%
Airbnb, Inc. , Class A
(a)
.................. 963 124,583
Aramark ........................... 1,054 40,568
Boyd Gaming Corp. ................... 404 34,154
Brinker International, Inc.
(a)
.............. 442 69,712
Caesars Entertainment, Inc.
(a)
............ 944 19,541
Carnival Corp.
(a)
...................... 2,000 60,040
Cava Group, Inc.
(a)
.................... 938 56,862
Cheesecake Factory, Inc. (The) ........... 80 4,637
Chipotle Mexican Grill, Inc.
(a)
............. 13,517 525,406
Choice Hotels International, Inc.
(b)
.......... 184 18,915
Churchill Downs, Inc. .................. 388 38,164
Darden Restaurants, Inc. ............... 1,185 236,230
Domino's Pizza, Inc. ................... 290 118,996
DoorDash, Inc. , Class A
(a) (b)
.............. 1,557 318,593
DraftKings, Inc. , Class A
(a)
............... 2,587 71,168
Expedia Group, Inc. ................... 382 101,169
Hilton Worldwide Holdings, Inc. ........... 1,406 419,705
Hyatt Hotels Corp. , Class A .............. 214 33,463

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. , Class A ......... 1,228 $ 387,188
McDonald's Corp. .................... 355 111,825
MGM Resorts International
(a)
............. 985 33,037
Norwegian Cruise Line Holdings Ltd.
(a)
....... 1,150 25,254
Planet Fitness, Inc. , Class A
(a)
............ 225 20,484
Red Rock Resorts, Inc. , Class A ........... 344 21,717
Royal Caribbean Cruises Ltd. ............ 641 208,101
Shake Shack, Inc. , Class A
(a)
............. 142 12,577
Six Flags Entertainment Corp.
(a) (b)
.......... 391 7,042
Starbucks Corp. ...................... 5,031 462,600
Texas Roadhouse, Inc. ................. 266 47,843
Travel + Leisure Co. ................... 312 21,696
Vail Resorts, Inc. ..................... 227 30,207
Wendy's Co. (The) .................... 1,210 9,426
Wingstop, Inc. ....................... 320 84,938
Wyndham Hotels & Resorts, Inc. .......... 481 35,012
Yum! Brands, Inc. .................... 511 79,460
3,890,313
Household Durables — 0.4%
Somnigroup International, Inc. ............ 674 59,211
Toll Brothers, Inc. ..................... 277 40,024
TopBuild Corp.
(a)
..................... 49 22,934
122,169
Household Products — 0.4%
Clorox Co. (The) ..................... 107 12,068
Colgate-Palmolive Co. ................. 390 35,213
Procter & Gamble Co. (The) ............. 384 58,280
105,561
Interactive Media & Services — 0.4%
Meta Platforms, Inc. , Class A ............. 81 58,037
Pinterest, Inc. , Class A
(a)
................ 1,370 30,318
Snap, Inc. , Class A, NVS
(a)
.............. 1,913 13,257
101,612
IT Services — 0.1%
(a)
Gartner, Inc.
(b)
....................... 31 6,498
GoDaddy, Inc. , Class A ................. 207 20,808
27,306
Leisure Products — 0.1%
Hasbro, Inc. ........................ 225 20,095
Media — 0.2%
New York Times Co. (The) , Class A ......... 278 20,380
Omnicom Group, Inc. .................. 572 44,067
64,447
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................. 401 20,383
American Airlines Group, Inc.
(a)
............ 1,188 15,800
Southwest Airlines Co. ................. 787 37,398
United Airlines Holdings, Inc.
(a)
............ 246 25,171
98,752
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
..................... 287 24,392
Professional Services — 0.1%
Paychex, Inc. ....................... 288 29,701
Robert Half, Inc. ..................... 226 7,822
37,523
Real Estate Management & Development — 0.3%
(a)
CoStar Group, Inc. .................... 830 51,045
Zillow Group, Inc. , Class A ............... 90 5,602
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C, NVS .......... 678 $ 42,734
99,381
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 106 2,833
Software — 1.0%
Agilysys, Inc.
(a)
...................... 133 11,538
Gen Digital, Inc. ...................... 570 13,674
Intuit, Inc. .......................... 531 264,927
290,139
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A ........... 111 14,242
Specialty Retail — 37.9%
Abercrombie & Fitch Co. , Class A
(a)
......... 248 24,212
Academy Sports & Outdoors, Inc. .......... 630 34,656
American Eagle Outfitters, Inc. ............ 1,327 30,932
Asbury Automotive Group, Inc.
(a)
........... 101 23,686
AutoNation, Inc.
(a)
..................... 155 31,772
AutoZone, Inc.
(a)
..................... 103 381,542
Bath & Body Works, Inc. ................ 1,670 36,406
Best Buy Co., Inc. .................... 1,054 68,616
Boot Barn Holdings, Inc.
(a)
............... 278 49,618
Burlington Stores, Inc.
(a)
................ 757 223,966
CarMax, Inc.
(a)
....................... 1,079 48,059
Carvana Co. , Class A
(a)
................. 949 380,653
Dick's Sporting Goods, Inc. .............. 736 148,672
Five Below, Inc.
(a)
..................... 553 105,977
Floor & Decor Holdings, Inc. , Class A
(a)
...... 359 23,680
GameStop Corp. , Class A
(a) (b)
............. 3,282 78,374
Gap, Inc. (The) ...................... 1,898 53,106
Group 1 Automotive, Inc. ................ 5 1,771
Home Depot, Inc. (The) ................ 7,985 2,991,101
Lithia Motors, Inc. , Class A .............. 136 43,988
Lowe's Cos., Inc. ..................... 6,115 1,633,072
Murphy USA, Inc. .................... 69 29,153
O'Reilly Automotive, Inc.
(a)
............... 9,240 909,308
RH
(a)
............................. 141 28,035
Ross Stores, Inc. ..................... 4,269 805,347
Signet Jewelers Ltd. ................... 288 26,574
TJX Cos., Inc. (The) ................... 11,435 1,713,077
Tractor Supply Co. .................... 4,535 230,741
Ulta Beauty, Inc.
(a)
.................... 537 347,632
Urban Outfitters, Inc.
(a)
................. 558 39,534
Valvoline, Inc.
(a)
...................... 677 22,152
Williams-Sonoma, Inc. ................. 1,180 241,487
10,806,899
Textiles, Apparel & Luxury Goods — 3.1%
Capri Holdings Ltd.
(a)
.................. 748 16,882
Carter's, Inc. ........................ 262 9,068
Crocs, Inc.
(a)
........................ 335 28,113
Deckers Outdoor Corp.
(a)
................ 770 91,892
Kontoor Brands, Inc. ................... 336 20,069
Lululemon Athletica, Inc.
(a)
............... 1,175 205,038
NIKE, Inc. , Class B ................... 3,914 241,924
Ralph Lauren Corp. , Class A ............. 147 51,951
Steven Madden Ltd. ................... 555 24,354
Tapestry, Inc. ........................ 1,243 157,749
VF Corp. .......................... 1,797 35,203
882,243
Trading Companies & Distributors — 1.1%
Fastenal Co. ........................ 2,175 94,308
Ferguson Enterprises, Inc. ............... 620 156,525

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a)
.......... 135 $ 19,378
WW Grainger, Inc. .................... 33 35,638
305,849
Total Common Stocks — 99 .2%
(Cost: $ 26,522,499 ) ............................... 28,308,937
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
..... 2,221 1,177
Total Rights — 0.0%
(Cost: $ 1,177 ) .................................. 1,177
Warrants
Specialty Retail — 0.0%
GameStop Corp. ( Issued/Exercisable 10/03/25 , 1
Share for 1 Warrant, Expires 10/30/26 , Strike
Price USD 32.00 )
(a)
................. 361 1,408
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 1,408
Total Long-Term Investments — 99.2%
(Cost: $ 26,523,676 ) ............................... 28,311,522
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 468,804 $ 469,038
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 222,480 222,480
Total Short-Term Securities — 2 .4%
(Cost: $ 691,471 ) ................................. 691,518
Total Investments — 101 .6%
(Cost: $ 27,215,147 ) ............................... 29,003,040
Liabilities in Excess of Other Assets — (1.6) % ............. (455,471)
Net Assets — 100.0% ...............................
$ 28,547,569
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,097 $ 408,052
(a)
$ — $ (123) $ 12 $ 469,038 468,804 $ 667
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 159,837 62,643
(a)
— — — 222,480 222,480 4,337 —
$ (123) $ 12 $ 691,518 $ 5,004 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Consumer Focused ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,308,937 $ — $ — $ 28,308,937
Rights ................................................ — — 1,177 1,177
Warrants .............................................. 1,408 — — 1,408
Short-Term Securities
Money Market Funds ...................................... 691,518 — — 691,518
$ 29,001,863 $ — $ 1,177 $ 29,003,040

Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
(a)
Axon Enterprise, Inc. .................. 377 $ 182,310
Boeing Co. (The) ..................... 78,598 18,369,924
18,552,234
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a)
.......... 5,545 81,789
Biotechnology — 0.0%
GRAIL, Inc.
(a) (b)
...................... 525 51,355
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 166,082 39,743,423
Capital Markets — 4.0%
Coinbase Global, Inc. , Class A
(a)
........... 4,444 865,424
Intercontinental Exchange, Inc. ........... 90,581 15,741,166
Moody's Corp. ....................... 30,171 15,554,961
Robinhood Markets, Inc. , Class A
(a)
......... 25,589 2,545,594
34,707,145
Communications Equipment — 4.5%
Arista Networks, Inc.
(a)
................. 118,280 16,765,007
Ciena Corp.
(a)
....................... 6,027 1,517,659
Cisco Systems, Inc. ................... 200,849 15,730,494
Motorola Solutions, Inc. ................ 13,251 5,334,057
39,347,217
Electrical Equipment — 0.3%
Vertiv Holdings Co. , Class A ............. 12,410 2,310,494
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp. ......................... 30,160 3,811,922
Flex Ltd.
(a)
.......................... 6,245 393,685
Keysight Technologies, Inc.
(a)
............. 29,547 6,391,903
10,597,510
Entertainment — 0.1%
ROBLOX Corp. , Class A
(a)
............... 19,282 1,267,984
Financial Services — 0.7%
Block, Inc. , Class A
(a)
.................. 38,790 2,344,079
Fidelity National Information Services, Inc. .... 62,959 3,478,485
Visa, Inc. , Class A .................... 24 7,724
5,830,288
Ground Transportation — 0.9%
Uber Technologies, Inc.
(a)
............... 92,920 7,438,246
Hotels, Restaurants & Leisure — 0.1%
DoorDash, Inc. , Class A
(a)
............... 5,791 1,184,954
Interactive Media & Services — 8.5%
Alphabet, Inc. , Class A ................. 78,986 26,697,268
Alphabet, Inc. , Class C, NVS ............. 65,000 22,004,451
Meta Platforms, Inc. , Class A ............. 34,838 24,961,427
Reddit, Inc. , Class A
(a)
.................. 4,829 870,524
Snap, Inc. , Class A, NVS
(a)
.............. 61,343 425,107
74,958,777
IT Services — 6.9%
Accenture plc , Class A ................. 39,281 10,356,043
Cloudflare, Inc. , Class A
(a)
............... 17,640 3,128,454
Cognizant Technology Solutions Corp. , Class A . 16,021 1,314,683
DigitalOcean Holdings, Inc.
(a)
............. 51 2,818
Gartner, Inc.
(a)
....................... 9,127 1,913,110
International Business Machines Corp. ...... 95,775 29,374,193
MongoDB, Inc. , Class A
(a)
............... 1,113 413,290
Snowflake, Inc. , Class A
(a)
............... 916 176,513
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc. ....................... 56,781 $ 13,867,624
60,546,728
Life Sciences Tools & Services — 0.2%
(a)
Illumina, Inc. ........................ 32 4,634
IQVIA Holdings, Inc. ................... 5,987 1,377,908
1,382,542
Media — 0.2%
Omnicom Group, Inc. .................. 7,925 610,542
Trade Desk, Inc. (The) , Class A
(a)
.......... 25,016 758,735
1,369,277
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp. ......... 11,470 1,014,177
Paychex, Inc. ....................... 39,705 4,094,777
SS&C Technologies Holdings, Inc. ......... 98,959 8,103,753
13,212,707
Real Estate Management & Development — 0.5%
CoStar Group, Inc.
(a)
................... 77,235 4,749,953
Semiconductors & Semiconductor Equipment — 26.7%
Advanced Micro Devices, Inc.
(a)
........... 54,839 12,982,036
Astera Labs, Inc.
(a)
.................... 19,702 2,967,515
Broadcom, Inc. ...................... 295,750 97,981,975
Credo Technology Group Holding Ltd.
(a)
...... 11,260 1,410,653
Intel Corp.
(a)
........................ 53,663 2,493,720
Lam Research Corp. .................. 82,368 19,229,633
Microchip Technology, Inc. ............... 19,565 1,485,375
Micron Technology, Inc. ................. 27,095 11,241,174
Monolithic Power Systems, Inc. ........... 9,846 11,068,381
NVIDIA Corp. ....................... 358,953 68,606,687
QUALCOMM, Inc. .................... 20,811 3,154,739
Texas Instruments, Inc. ................. 10,018 2,159,380
234,781,268
Software — 32.3%
Adobe, Inc.
(a)
........................ 29,396 8,620,377
AppLovin Corp. , Class A
(a)
............... 2,658 1,257,526
Atlassian Corp. , Class A
(a)
............... 19,930 2,355,327
Crowdstrike Holdings, Inc. , Class A
(a)
........ 15,889 7,013,484
DocuSign, Inc.
(a)
..................... 123,873 6,508,287
Dynatrace, Inc.
(a)
..................... 141,774 5,400,172
Fortinet, Inc.
(a)
....................... 110,909 9,012,465
HubSpot, Inc.
(a)
...................... 9,327 2,611,560
Intuit, Inc. .......................... 7,080 3,532,354
Microsoft Corp. ...................... 109,021 46,910,646
Nutanix, Inc. , Class A
(a)
................. 19,160 753,563
Oracle Corp. ........................ 251,360 41,368,829
Palantir Technologies, Inc. , Class A
(a)
....... 628,700 92,161,133
Rubrik, Inc. , Class A
(a)
.................. 22,846 1,278,234
Salesforce, Inc. ...................... 143,166 30,392,710
ServiceNow, Inc.
(a)
.................... 89,771 10,504,105
Strategy, Inc. , Class A
(a)
................ 11,387 1,704,748
Synopsys, Inc.
(a)
..................... 24,963 11,610,666
Zscaler, Inc.
(a)
....................... 4,840 968,048
283,964,234
Specialized REITs — 0.4%
Digital Realty Trust, Inc. ................ 10,200 1,692,690
Equinix, Inc. ........................ 711 583,681
Iron Mountain, Inc. .................... 10,265 945,715
3,222,086
Specialty Retail — 0.1%
Carvana Co. , Class A
(a)
................. 3,004 1,204,934

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. ......................... 85,922 $ 22,295,041
Dell Technologies, Inc. , Class C ........... 7,202 824,197
Hewlett Packard Enterprise Co. ........... 60,587 1,303,832
NetApp, Inc. ........................ 28,465 2,742,603
Pure Storage, Inc. , Class A
(a)
............. 90,960 6,325,358
Super Micro Computer, Inc.
(a)
............. 8,551 248,920
Western Digital Corp. .................. 11,772 2,945,707
36,685,658
Total Long-Term Investments — 99 .9%
(Cost: $ 787,140,691 ) .............................. 877,190,803
Short-Term Securities
Money Market Funds — 0.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 52,932 52,958
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 1,239,241 1,239,241
Total Short-Term Securities — 0 .1%
(Cost: $ 1,292,170 ) ............................... 1,292,199
Total Investments — 100 .0%
(Cost: $ 788,432,861 ) .............................. 878,483,002
Liabilities in Excess of Other Assets — (0.0) % ............. (68,957)
Net Assets — 100.0% ...............................
$ 878,414,045
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,703,448 $ — $ (6,649,152)
(a)
$ (1,343) $ 5 $ 52,958 52,932 $ 3,909
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,832,010 — (2,592,769)
(a)
— — 1,239,241 1,239,241 63,734 —
$ (1,343) $ 5 $ 1,292,199 $ 67,643 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 877,190,803 $ — $ — $ 877,190,803
Short-Term Securities
Money Market Funds ...................................... 1,292,199 — — 1,292,199
$ 878,483,002 $ — $ — $ 878,483,002

Statements of Assets and Liabilities
(unaudited)
January 31, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 28,311,522 $ 877,190,803
Investments, at value — affiliated
(c)
........................................................................... 691,518 1,292,199
Receivables: – –
Securities lending income — affiliated ....................................................................... 55 357
Dividends — unaffiliated ................................................................................ 16,259 122,912
Dividends — affiliated .................................................................................. 677 3,347
Total a ssets ..........................................................................................
29,020,031 878,609,618
LIABILITIES
Collateral on securities loaned .............................................................................. 468,075 53,457
Payables: – –
Investment advisory fees ................................................................................ 4,387 142,116
Total li abilities .........................................................................................
472,462 195,573
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 28,547,569 $ 878,414,045
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 28,332,131 $ 762,781,679
Accumulated earnings ................................................................................... 215,438 115,632,366
NET ASSETS .........................................................................................
$ 28,547,569 $ 878,414,045
NET ASSET VALUE
Shares outstanding .....................................................................................
500,000 9,000,000
Net asset value ........................................................................................
$ 57.10 $ 97.60
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 26,523,676 $ 787,140,691
(b)
  Securities loaned, at value ........................................................................ $ 453,650 $ 50,769
(c)
  Investments, at cost — affiliated ..................................................................... $ 691,471 $ 1,292,170

Statements of Operations
(unaudited)

Six Months Ended January 31, 2026

Statements of Operations
See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 165,205 $ 2,574,320
Dividends — affiliated ............................................................................... 4,337 63,734
Interest — unaffiliated ............................................................................... 16 170
Securities lending income — affiliated — net ............................................................... 667 3,909
Foreign taxes withheld .............................................................................. (26) —
Total investment income ...............................................................................
170,199 2,642,133
EXPENSES
Investment advisory ................................................................................ 27,360 824,025
Interest expense .................................................................................. — 217
Total expenses .....................................................................................
27,360 824,242
Net investment income ................................................................................
142,839 1,817,891
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,048,261 $ (11,128,987)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (48,288) (10,474,577)
Investments — affiliated ........................................................................... (123) (1,343)
In-kind redemptions — unaffiliated
(a)
................................................................... 429,236 53,172,855
380,825 42,696,935
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 667,424 (53,825,928)
Investments — affiliated ........................................................................... 12 5
667,436 (53,825,923)
Net realized and unrealized gain (loss) .....................................................................
1,048,261 (11,128,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................
$ 1,191,100 $ (9,311,097)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares U.S. Consumer Focused ETF iShares U.S. Tech Independence Focused ETF
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 142,839 $ 287,871 $ 1,817,891 $ 2,283,675
Net realized gain ................................................ 380,825 836,496 42,696,935 42,193,196
Net change in unrealized appreciation (depreciation) ........................ 667,436 2,223,890 (53,825,923) 85,520,105
Net increase (decrease) in net assets resulting from operations ...................
1,191,100 3,348,257 (9,311,097) 129,996,976
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(147,080)
(b)
(282,794) (2,129,019)
(b)
(2,072,337)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(2,794,545) 5,235,045 135,745,875 349,937,472
NET ASSETS
Total increase (decrease) in net assets ................................... (1,750,525) 8,300,508 124,305,759 477,862,111
Beginning of period ................................................
30,298,094 21,997,586 754,108,286 276,246,175
End of period ....................................................
$ 28,547,569 $ 30,298,094 $ 878,414,045 $ 754,108,286
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Consumer Focused ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 55.09  $ 48.88  $ 41.71  $ 39.19  $ 45.26  $ 34.23
Net investment income
(a)
.........................
0 .27  0 .52  0 .48  0 .44  0 .38  0 .35
Net realized and unrealized gain (loss)
(b)
...............
2.01  6.20  7.21  3.30  (6.07) 11.01
Net increase (decrease) from investment operations ........ 2.28  6.72  7.69  3.74  (5.69) 11.36
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .27 )
(d)
( 0 .51 ) ( 0 .52 ) ( 0 .44 ) ( 0 .38 ) ( 0 .33 )
From net realized gain ...........................
—  —  —  ( 0 .78 ) —  —
Total distributions ............................... (0.27) (0.51) (0.52) (1.22) (0.38) (0.33)
Net asset value, end of period ...................... $ 57.10  $ 55.09  $ 48.88  $ 41.71  $ 39.19  $ 45.26
Total Return
(e)
Based on net asset value .......................... 4.14%
(f)
13.78% 18.57% 9.94% (12.65)% 33.32%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
0.94%
(h)
0.98% 1.05% 1.14% 0.88% 0.86%
Supplemental Data
Net assets, end of period (000) ...................... $ 28,548  $ 30,298  $ 21,998  $ 14,600  $ 15,677  $ 22,632
Portfolio turnover rate
(i)
............................ 0%
(j)
18% 15% 18% 7% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Semi-Annual Financial Statements and Additional Information

iShares U.S. Tech Independence Focused ETF
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .................
$ 97.94  $ 74.66  $ 56.89  $ 47.34  $ 56.82  $ 40.70
Net investment income
(a)
.........................
0 .20  0 .44  0 .47  0 .45  0 .23  0 .21
Net realized and unrealized gain (loss)
(b)
...............
(0.31) 23.26  17.76  9.55  (9.25) 16.12
Net increase (decrease) from investment operations ........ (0.11) 23.70  18.23  10.00  (9.02) 16.33
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .23 )
(d)
( 0 .42 ) ( 0 .46 ) ( 0 .38 ) ( 0 .25 ) ( 0 .21 )
From net realized gain ...........................
—  —  —  ( 0 .07 ) ( 0 .21 ) —
Total distributions ............................... (0.23) (0.42) (0.46) (0.45) (0.46) (0.21)
Net asset value, end of period ...................... $ 97.60  $ 97.94  $ 74.66  $ 56.89  $ 47.34  $ 56.82
Total Return
(e)
Based on net asset value .......................... (0.11)%
(f)
31.85% 32.22% 21.41% (16.02)% 40.24%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
0.40%
(h)
0.53% 0.73% 0.98% 0.43% 0.44%
Supplemental Data
Net assets, end of period (000) ...................... $ 878,414  $ 754,108  $ 276,246  $ 156,456  $ 115,989  $ 130,696
Portfolio turnover rate
(i)
............................ 16% 43% 31% 44% 7% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
U.S. Consumer Focused ................................................................................................ Non-diversified
U.S. Tech Independence Focused ......................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Consumer Focused
BNP Paribas SA ....................................... $ 6,597 $ (6,597) $ – $ –
Citigroup Global Markets, Inc. .............................. 392,733 (392,733) – –
J.P. Morgan Securities LLC ............................... 11,634 (11,634) – –
Morgan Stanley ....................................... 18,710 (18,710) – –
Wells Fargo Securities LLC ............................... 23,976 (23,643) – 333
(b)
$ 453,650 $ (453,317) $ – $ 333
U.S. Tech Independence Focused
Citigroup Global Markets, Inc. .............................. $ 50,769 $ (50,769) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s
Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 81% of securities lending income (which excludes collateral investment fees)
and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 246
U.S. Tech Independence Focused ............................................................................................. 1,611
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Tech Independence Focused .......................................................... $ 8,303,758 $ 48,246,103 $ (2,170,008)
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 21,098 $ 113,623
U.S. Tech Independence Focused .......................................................................... 144,963,663 144,280,059
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Consumer Focused ................................................................................. $ — $ 2,771,141
U.S. Tech Independence Focused .......................................................................... 285,349,843 147,945,885

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
U.S. Consumer Focused ................................................................................................ $ (1,971,743)
U.S. Tech Independence Focused ......................................................................................... (15,872,642)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 27,215,147 $ 3,985,292 $ (2,197,399) $ 1,787,893
U.S. Tech Independence Focused ...................................... 789,886,841 137,151,819 (48,555,658) 88,596,161

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold — $ — 250,000 $ 13,383,695
Shares redeemed
(50,000) (2,794,545) (150,000) (8,148,650)
(50,000) $ (2,794,545) 100,000 $ 5,235,045
U.S. Tech Independence Focused
Shares sold 2,800,000 $ 286,865,133 5,600,000 $ 488,389,922
Shares redeemed
(1,500,000) (151,119,258) (1,600,000) (138,452,450)
1,300,000 $ 135,745,875 4,000,000 $ 349,937,472

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: March 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: March 23 2026